Financial Instruments Fair Value Risk - Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Financial Instruments [Line Items]
Other cash equivalents	€ 80	€ 90
Available-for-sale financial assets	564	509
Financial assets at fair value through profit or loss:
Other	1,445	1,272
Fair value [Member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Other cash equivalents	80	90
Available-for-sale financial assets	564	509
Financial assets at fair value through profit or loss:
Derivatives	173	226
Other	139	132
Derivatives	(534)	(331)
Contingent consideration	(445)	(380)
Fair value [Member] | Level 1 [Member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Available-for-sale financial assets	215	138
Financial assets at fair value through profit or loss:
Other	137
Fair value [Member] | Level 2 [Member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Other cash equivalents	80	90
Available-for-sale financial assets	7	98
Financial assets at fair value through profit or loss:
Derivatives	173	226
Other		131
Derivatives	(534)	(331)
Fair value [Member] | Level 3 [Member]
Disclosure of Detailed Information about Financial Instruments [Line Items]
Available-for-sale financial assets	342	273
Financial assets at fair value through profit or loss:
Other	2	1
Contingent consideration	€ (445)	€ (380)